Prepayments (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Prepayments (Details) [Line Items]
Prepaid advertising expenses	$ 307,825	$ 1,194,406	$ 2,770,607	$ 1,958,275
Contracts to expired term	1 year
Contracts expired			1 year
Prepaid expenses			$ 1,492,961
Prepayment		$ 1,004,959
PRC [Member]
Prepayments (Details) [Line Items]
The lease of warehouse for a term		7 years	10 years